CONTRACT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Contract assets [abstract]
Schedule of Contract Assets

		January 1,	December 31,
		2020	2020	2021	2021
		CNY	CNY	CNY	US$
		(As adjusted)	(As adjusted)

Non-current
Service concession assets	(a)	75,614	91,412	91,062	14,327
Concession right	(b)	15,895	20,304	—	—
Less: impairment allowance		(23)	(27)	(27)	(4)
		91,486	111,689	91,035	14,323

Current
Service concession assets	(a)	1,532	7,423	7,423	1,168
Other contract assets	(c)	10,406	7,313	8,443	1,328
Less: impairment allowance		(10)	(178)	(535)	(84)
		11,928	14,558	15,331	2,412

Total		103,414	126,247	106,366	16,735

Schedule of movements
	December 31,
	2020	2021	2021
	CNY	CNY	US$
	(As adjusted)

Beginning of the year	33	205	32
Provision for expected credit loss, net	172	357	56

End of the year	205	562	88